Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments, at fair value	$ 25,356,151,201	$ 21,613,390,478
Investments in fully benefit-responsive investment contracts, at contract value	818,399,492	876,663,256
Total investments	26,174,550,693	22,490,053,734
Receivables:
Employer contributions	514,659,484	584,018,514
Interest and dividends	9,787,904	9,879,766
Receivable for securities sold	295,184	1,834,225
Participant contributions	0	558,451
Participant loans	230,107,379	222,103,184
Total receivables	754,849,951	818,394,140
Total assets	26,929,400,644	23,308,447,874
Liabilities:
Payable for securities purchased	5,601,917	4,360,173
Other investment liabilities	411,580	1,706,575
Payable for trustee, administrative fees and other	3,380,882	4,755,549
Total liabilities	9,394,379	10,822,297
Net assets available for benefits	$ 26,920,006,265	$ 23,297,625,577